Intangible Assets, net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 298,306	$ 28,663
Accumulated Amortization	(4,240)	(8,085)
Net Carrying Amount	294,066	20,578
Investment management agreements	247,100
Intangible Assets, Gross Carrying Amount	545,406
Intangible Assets, Net Carrying Amount	$ 541,166	$ 20,578
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	27 years 1 month 6 days	17 years 3 months 18 days
Gross Carrying Amount	$ 164,090	$ 27,900
Accumulated Amortization	(1,516)	(7,743)
Net Carrying Amount	$ 162,574	$ 20,157
Investment management agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	15 years
Gross Carrying Amount	$ 117,789
Accumulated Amortization	(1,943)
Net Carrying Amount	$ 115,846
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	11 years 6 months	9 months 18 days
Gross Carrying Amount	$ 14,815	$ 71
Accumulated Amortization	(427)	(71)
Net Carrying Amount	$ 14,388	$ 0
Acquired internally developed software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	2 years 6 months	5 years
Gross Carrying Amount	$ 1,000	$ 692
Accumulated Amortization	(50)	(271)
Net Carrying Amount	$ 950	$ 421
Other intangible asset
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (in years)	6 months
Gross Carrying Amount	$ 612
Accumulated Amortization	(304)
Net Carrying Amount	$ 308